Annual Total Returns- Vanguard Emerging Markets Stock Index Fund (ETF) [BarChart] - ETF - Vanguard Emerging Markets Stock Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.68%)	18.84%	(5.00%)	0.60%	(15.35%)	11.75%	31.38%	(14.57%)	20.40%	15.32%